Note 16 - Non-controlling Interests in Subsidiaries (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Proceeds from Noncontrolling Interests		$ 10,140,000	$ 0	$ 0
Net Income (Loss) Attributable to Noncontrolling Interest		(374,068)	$ (0)	$ (0)
M/V Maria and M/V Christos K [Member]
Subsidiary, Ownership Percentage, Noncontrolling Owner	39.00%
Proceeds from Noncontrolling Interests	$ 10,140,000
Subsidiary, Ownership Percentage, Parent	61.00%
Net Income (Loss) Attributable to Noncontrolling Interest		$ 374,068